Commitments and Contingencies (Details) - USD ($) $ in Thousands			3 Months Ended				9 Months Ended
	Sep. 30, 2024	[1]	Sep. 30, 2025		Dec. 31, 2024		Sep. 30, 2025
Loss Contingencies [Line Items]
Expense related to 401(k) Plan match contributions			$ 0		$ 0		$ 0
Loss contingency liability			0		0		0
Research and development	$ 2,473		20,347	[1]	14,034	[2]	$ 43,059 [1]
Cell Line License Agreement | WuXi Biologics Ireland Limited
Loss Contingencies [Line Items]
Research and development					$ 150
Percent of net sales, royalty payment (less than)					1.00%
Option agreement, termination period							6 months
Option agreement termination period due to breach of contract							60 days
Option agreement termination period due to failure to pay							30 days
Indemnification Agreement
Loss Contingencies [Line Items]
Losses incurred to date			0		$ 0		$ 0
Loss contingency liability			$ 0		$ 0		$ 0

[1]	Includes related party amount of $6,175 and $21,244 for the three and nine months ended September 30, 2025, respectively, and $2,473 for the period from September 19, 2024 (inception) through September 30, 2024.
[2]	Includes related party amount of $13,185 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).